GAIN/(LOSS) ON SALE OF ASSETS	12 Months Ended
Dec. 31, 2021
Component of Operating Income [Abstract]
GAIN ON SALE OF ASSETS	GAIN ON SALE OF ASSETS
The Company has recorded gains on sale of assets as follows:

	Year ended December 31,
(in thousands of $)	2021	2020	2019
Gain on sale of vessels	39,405	2,250	—

During the year ended December 31, 2021, 15 feeder container vessels, which were accounted for as direct financing leases and three feeder container vessels which were accounted for as leaseback assets, were sold to an unrelated party. The Company received net sale proceeds of $82.0 million and recorded a gain of $0.6 million on disposal of these vessels during the year ended December 31, 2021.

Also during the year ended December 31, 2021, seven Handysize dry bulk carriers, which were accounted for as operating lease assets, were sold to an unrelated third party for total net sale proceeds of $97.7 million. A gain of $39.3 million was recorded on the disposal during the year ended December 31, 2021.

The drilling unit West Taurus, which was accounted for as an operating lease asset, was sold for recycling to a ship recycling facility in Turkey during the year ended December 31, 2021. A loss of $0.6 million was recorded on recycling during the year ended December 31, 2021. The wholly owned subsidiary owning the rig (SFL Deepwater Ltd) was initially accounted for using the equity method. In October 2020, the subsidiary ceased to be accounted for as an associate and became consolidated. (See Note 18: Investment in Associated Companies and Note 25: Related Party Transactions).

During the year ended December 31, 2020, the VLCC Front Hakata, which was accounted for as a direct financing lease asset, was sold to an unrelated third party. A gain of $1.4 million was recorded on the disposal. The Company received net sale proceeds of $30.3 million, net of $3.2 million compensation paid for early termination of the charter. (See Note 25: Related Party Transactions).

The four offshore support vessels Sea Cheetah, Sea Jaguar, Sea Halibut and Sea Pike, which were accounted for as operating lease assets, were sold to an unrelated third party for total net sale proceeds of $4.3 million. A gain of $0.9 million was recorded on the disposal during the year ended December 31, 2020.

The offshore support vessel Sea Leopard, which was accounted for as a direct financing lease asset, was sold to an unrelated third party for recycling and a loss of $0.03 million was recorded on the disposal during the year ended December 31, 2020.

The VLCCs Hunter Atla, Hunter Saga and Hunter Laga, which were accounted for as leaseback assets, were sold to an unrelated third party for total net sale proceeds of $176.2 million. The Company recorded no gain or loss on the sale of these vessels during the year ended December 31, 2020 as the sale proceeds equaled their carrying value at date of sale.
No gain or loss on sale of assets was recorded during the year ended December 31, 2019.